Investment Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 5: Investment Securities
The following table provides the amortized cost and fair value by major categories of available-for-sale securities, which are carried at fair value, and held-to-maturity debt securities, which are carried at amortized cost. The net unrealized gains (losses) for available-for-sale securities are reported on an after-tax basis as a component of cumulative OCI.

(in millions)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2014
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$25,898	44	(138)	25,804
Securities of U.S. states and political subdivisions	43,939	1,504	(499)	44,944
Mortgage-backed securities:
Federal agencies	107,850	2,990	(751)	110,089
Residential	8,213	1,080	(24)	9,269
Commercial	16,248	803	(57)	16,994
Total mortgage-backed securities	132,311	4,873	(832)	136,352
Corporate debt securities	14,211	745	(170)	14,786
Collateralized loan and other debt obligations (1)	25,137	408	(184)	25,361
Other (2)	6,251	295	(27)	6,519
Total debt securities	247,747	7,869	(1,850)	253,766
Marketable equity securities:
Perpetual preferred securities	1,622	148	(70)	1,700
Other marketable equity securities	284	1,694	(2)	1,976
Total marketable equity securities	1,906	1,842	(72)	3,676
Total available-for-sale securities	249,653	9,711	(1,922)	257,442
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	40,886	670	(8)	41,548
Securities of U.S. states and political subdivisions	1,962	27	—	1,989
Federal agency mortgage-backed securities	5,476	165	—	5,641
Collateralized loans and other debt obligations (1)	1,404	—	(13)	1,391
Other (2)	5,755	35	—	5,790
Total held-to-maturity securities	55,483	897	(21)	56,359
Total (3)	$305,136	10,608	(1,943)	313,801
December 31, 2013
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$6,592	17	(329)	6,280
Securities of U.S. states and political subdivisions	42,171	1,092	(727)	42,536
Mortgage-backed securities:
Federal agencies	119,303	1,902	(3,614)	117,591
Residential	11,060	1,433	(40)	12,453
Commercial	17,689	1,173	(115)	18,747
Total mortgage-backed securities	148,052	4,508	(3,769)	148,791
Corporate debt securities	20,391	976	(140)	21,227
Collateralized loan and other debt obligations (1)	19,610	642	(93)	20,159
Other (2)	9,232	426	(29)	9,629
Total debt securities	246,048	7,661	(5,087)	248,622
Marketable equity securities:
Perpetual preferred securities	1,703	222	(60)	1,865
Other marketable equity securities	336	1,188	(4)	1,520
Total marketable equity securities	2,039	1,410	(64)	3,385
Total available-for-sale-securities	248,087	9,071	(5,151)	252,007
Held-to-maturity securities:
Federal agency mortgage-backed securities	6,304	—	(99)	6,205
Other (2)	6,042	—	—	6,042
Total held-to-maturity securities	12,346	—	(99)	12,247
Total (3)	$260,433	9,071	(5,250)	264,254

(1)
The available-for-sale portfolio includes collateralized debt obligations (CDOs) with a cost basis and fair value of $364 million and $500 million, respectively, at December 31, 2014, and $509 million and $693 million, respectively at December 31, 2013. The held-to-maturity portfolio only includes collateralized loan obligations.

(2)
The “Other” category of available-for-sale securities predominantly includes asset-backed securities collateralized by credit cards, student loans, home equity loans and auto leases or loans and cash. Included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by auto leases or loans and cash with a cost basis and fair value of $3.8 billion each at December 31, 2014, and $4.3 billion each at December 31, 2013. Also included in the “Other” category of held-to-maturity securities are asset-backed securities collateralized by dealer floorplan loans with a cost basis of $1.9 billion and fair value of $2.0 billion at December 31, 2014, and $1.7 billion each at December 31, 2013.

(3)	At December 31, 2014 and 2013, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders’ equity.
Gross Unrealized Losses and Fair Value
The following table shows the gross unrealized losses and fair value of securities in the investment securities portfolio by length of time that individual securities in each category had been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being "less than 12 months" or "12 months or more" in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2014
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(16)	7,138	(122)	5,719	(138)	12,857
Securities of U.S. states and political subdivisions	(198)	10,228	(301)	3,725	(499)	13,953
Mortgage-backed securities:
Federal agencies	(16)	1,706	(735)	37,854	(751)	39,560
Residential	(18)	946	(6)	144	(24)	1,090
Commercial	(9)	2,202	(48)	1,532	(57)	3,734
Total mortgage-backed securities	(43)	4,854	(789)	39,530	(832)	44,384
Corporate debt securities	(102)	1,674	(68)	1,265	(170)	2,939
Collateralized loan and other debt obligations	(99)	12,755	(85)	3,958	(184)	16,713
Other	(23)	708	(4)	277	(27)	985
Total debt securities	(481)	37,357	(1,369)	54,474	(1,850)	91,831
Marketable equity securities:
Perpetual preferred securities	(2)	92	(68)	633	(70)	725
Other marketable equity securities	(2)	41	—	—	(2)	41
Total marketable equity securities	(4)	133	(68)	633	(72)	766
Total available-for-sale securities	(485)	37,490	(1,437)	55,107	(1,922)	92,597
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(8)	1,889	—	—	(8)	1,889
Collateralized loan and other debt obligations	(13)	1,391	—	—	(13)	1,391
Total held-to-maturity securities	(21)	3,280	—	—	(21)	3,280
Total	$(506)	40,770	(1,437)	55,107	(1,943)	95,877
December 31, 2013
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(329)	5,786	—	—	(329)	5,786
Securities of U.S. states and political subdivisions	(399)	9,238	(328)	4,120	(727)	13,358
Mortgage-backed securities:
Federal agencies	(3,562)	67,045	(52)	1,132	(3,614)	68,177
Residential	(18)	1,242	(22)	232	(40)	1,474
Commercial	(15)	2,128	(100)	2,027	(115)	4,155
Total mortgage-backed securities	(3,595)	70,415	(174)	3,391	(3,769)	73,806
Corporate debt securities	(85)	2,542	(55)	428	(140)	2,970
Collateralized loan and other debt obligations	(55)	7,202	(38)	343	(93)	7,545
Other	(11)	1,690	(18)	365	(29)	2,055
Total debt securities	(4,474)	96,873	(613)	8,647	(5,087)	105,520
Marketable equity securities:
Perpetual preferred securities	(28)	424	(32)	308	(60)	732
Other marketable equity securities	(4)	34	—	—	(4)	34
Total marketable equity securities	(32)	458	(32)	308	(64)	766
Total available-for-sale securities	(4,506)	97,331	(645)	8,955	(5,151)	106,286
Held-to-maturity securities:
Federal agency mortgage-backed securities	(99)	6,153	—	—	(99)	6,153
Total held-to-maturity securities	(99)	6,153	—	—	(99)	6,153
Total	$(4,605)	103,484	(645)	8,955	(5,250)	112,439

We have assessed each security with gross unrealized losses included in the previous table for credit impairment. As part of that assessment we evaluated and concluded that we do not intend to sell any of the securities and that it is more likely than not that we will not be required to sell prior to recovery of the amortized cost basis. For debt securities, we evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the securities’ amortized cost basis. For equity securities, we consider numerous factors in determining whether impairment exists, including our intent and ability to hold the securities for a period of time sufficient to recover the cost basis of the securities.
For complete descriptions of the factors we consider when analyzing securities for impairment, see Note 1 (Summary of Significant Accounting Policies) and below.

SECURITIES OF U.S. TREASURY AND FEDERAL AGENCIES AND FEDERAL AGENCY MORTGAGE-BACKED SECURITIES (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are primarily driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.

SECURITIES OF U.S. STATES AND POLITICAL SUBDIVISIONS The unrealized losses associated with securities of U.S. states and political subdivisions are primarily driven by changes in the relationship between municipal and term funding credit curves rather than by changes to the credit quality of the underlying securities. Substantially all of these investments are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase. Some of these securities are guaranteed by a bond insurer, but we did not rely on this guarantee when making our investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.

RESIDENTIAL AND COMMERCIAL MBS  The unrealized losses associated with private residential MBS and commercial MBS are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and/or prepayment rates. We estimate losses to a security by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

CORPORATE DEBT SECURITIES  The unrealized losses associated with corporate debt securities are primarily related to unsecured debt obligations issued by various corporations. We evaluate the financial performance of each issuer on a quarterly basis to determine if the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire amortized cost basis of these securities.

COLLATERALIZED LOAN AND OTHER DEBT OBLIGATIONS  The unrealized losses associated with collateralized loan and other debt obligations relate to securities primarily backed by commercial, residential or other consumer collateral. The unrealized losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

OTHER DEBT SECURITIES  The unrealized losses associated with other debt securities predominantly relate to other asset-backed securities. The losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

MARKETABLE EQUITY SECURITIES  Our marketable equity securities include investments in perpetual preferred securities, which provide attractive tax-equivalent yields. We evaluate these hybrid financial instruments with investment-grade ratings for impairment using an evaluation methodology similar to that used for debt securities. Perpetual preferred securities are not considered to be other-than-temporarily impaired if there is no evidence of credit deterioration or investment rating downgrades of any issuers to below investment grade, and we expect to continue to receive full contractual payments. We will continue to evaluate the prospects for these securities for recovery in their market value in accordance with our policy for estimating OTTI. We have recorded impairment write-downs on perpetual preferred securities where there was evidence of credit deterioration.

OTHER INVESTMENT SECURITIES MATTERS  The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate, and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.
The following table shows the gross unrealized losses and fair value of debt and perpetual preferred investment securities by those rated investment grade and those rated less than investment grade according to their lowest credit rating by Standard & Poor’s Rating Services (S&P) or Moody’s Investors Service (Moody’s). Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody’s, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, securities rated below investment grade, labeled as "speculative grade" by the rating agencies, are considered to be distinctively higher credit risk than investment grade securities. We have also included securities not rated by S&P or Moody’s in the table below based on our internal credit grade of the securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated securities categorized as investment grade based on internal credit grades were $25 million and $1.6 billion, respectively, at December 31, 2014, and $18 million and $1.9 billion, respectively, at December 31, 2013. If an internal credit grade was not assigned, we categorized the security as non-investment grade.

	Investment grade		Non-investment grade
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2014
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(138)	12,857	—	—
Securities of U.S. states and political subdivisions	(459)	13,600	(40)	353
Mortgage-backed securities:
Federal agencies	(751)	39,560	—	—
Residential	—	139	(24)	951
Commercial	(24)	3,366	(33)	368
Total mortgage-backed securities	(775)	43,065	(57)	1,319
Corporate debt securities	(39)	1,807	(131)	1,132
Collateralized loan and other debt obligations	(172)	16,609	(12)	104
Other	(23)	782	(4)	203
Total debt securities	(1,606)	88,720	(244)	3,111
Perpetual preferred securities	(70)	725	—	—
Total available-for-sale securities	(1,676)	89,445	(244)	3,111
Held-to-maturity securities:
Securities of U.S. Treasury and federal agencies	(8)	1,889	—	—
Collateralized loan and other debt obligations	(13)	1,391	—	—
Total held-to-maturity securities	(21)	3,280	—	—
Total	$(1,697)	92,725	(244)	3,111
December 31, 2013
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	$(329)	5,786	—	—
Securities of U.S. states and political subdivisions	(671)	12,915	(56)	443
Mortgage-backed securities:
Federal agencies	(3,614)	68,177	—	—
Residential	(2)	177	(38)	1,297
Commercial	(46)	3,364	(69)	791
Total mortgage-backed securities	(3,662)	71,718	(107)	2,088
Corporate debt securities	(96)	2,343	(44)	627
Collateralized loan and other debt obligations	(72)	7,376	(21)	169
Other	(19)	1,874	(10)	181
Total debt securities	(4,849)	102,012	(238)	3,508
Perpetual preferred securities	(60)	732	—	—
Total available-for-sale securities	(4,909)	102,744	(238)	3,508
Held-to-maturity securities:
Federal agency mortgage-backed securities	(99)	6,153	—	—
Total held-to-maturity securities	(99)	6,153	—	—
Total	$(5,008)	108,897	(238)	3,508

Contractual Maturities
The following table shows the remaining contractual maturities and contractual weighted-average yields (taxable-equivalent basis) of available-for-sale debt securities. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

			Remaining contractual maturity
					After one year		After five years
	Total		Within one year		through five years		through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2014
Available-for-sale securities (1):
Securities of U.S. Treasury and federal agencies	$25,804	1.49%	$181	1.47%	$22,348	1.44%	$3,275	1.83%	$—	—%
Securities of U.S. states and political subdivisions	44,944	5.66	3,568	1.71	7,050	2.19	3,235	5.13	31,091	6.96
Mortgage-backed securities:
Federal agencies	110,089	3.27	—	—	276	2.86	1,011	3.38	108,802	3.27
Residential	9,269	4.50	—	—	9	4.81	83	5.63	9,177	4.49
Commercial	16,994	5.16	1	0.28	62	2.71	5	1.30	16,926	5.17
Total mortgage-backed securities	136,352	3.59	1	0.28	347	2.88	1,099	3.54	134,905	3.59
Corporate debt securities	14,786	4.90	600	4.32	7,634	4.54	5,209	5.30	1,343	5.70
Collateralized loan and other debt obligations	25,361	1.83	23	1.95	944	0.71	8,472	1.67	15,922	1.99
Other	6,519	1.79	274	1.55	1,452	2.56	1,020	1.32	3,773	1.64
Total available-for-sale debt securities at fair value	$253,766	3.60%	$4,647	2.03%	$39,775	2.20%	$22,310	3.12%	$187,034	3.99%
December 31, 2013
Available-for-sale securities (1):
Securities of U.S. Treasury and federal agencies	$6,280	1.66%	$86	0.54%	$701	1.45%	$5,493	1.71%	$—	—%
Securities of U.S. states and political subdivisions	42,536	5.30	4,915	1.84	7,901	2.19	3,151	5.19	26,569	6.89
Mortgage-backed securities:
Federal agencies	117,591	3.33	1	7.14	398	2.71	956	3.46	116,236	3.33
Residential	12,453	4.31	—	—	—	—	113	5.43	12,340	4.30
Commercial	18,747	5.24	—	—	52	3.33	59	0.96	18,636	5.26
Total mortgage-backed securities	148,791	3.65	1	7.14	450	2.78	1,128	3.52	147,212	3.66
Corporate debt securities	21,227	4.18	6,136	2.06	7,255	4.22	6,528	5.80	1,308	5.77
Collateralized loan and other debt obligations	20,159	1.59	40	0.25	1,100	0.63	7,750	1.29	11,269	1.89
Other	9,629	1.80	906	2.53	2,977	1.74	1,243	1.64	4,503	1.73
Total available-for-sale debt securities at fair value	$248,622	3.69%	$12,084	1.99%	$20,384	2.75%	$25,293	3.14%	$190,861	3.97%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on fair value and predominantly represent contractual coupon rates without effect for any related hedging derivatives.
The following table shows the amortized cost and weighted-average yields of held-to-maturity debt securities by contractual maturity.

			Remaining contractual maturity
					After one year		After five years
	Total		Within one year		through five years		through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2014
Held-to-maturity securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$40,886	2.12%	$—	—%	$—	—%	$40,886	2.12%	$—	—%
Securities of U.S. states and political subdivisions	1,962	5.60	—	—	—	—	9	6.60	1,953	5.59
Federal agency mortgage-backed securities	5,476	3.89	—	—	—	—	—	—	5,476	3.89
Collateralized loan and other debt obligations	1,404	1.96	—	—	—	—	—	—	1,404	1.96
Other	5,755	1.64	192	1.61	4,214	1.72	1,349	1.41	—	—
Total held-to-maturity debt securities at amortized cost	$55,483	2.37%	$192	1.61%	$4,214	1.72%	$42,244	2.10%	$8,833	3.96%
December 31, 2013
Held-to-maturity securities (1):
Amortized cost:
Federal agency mortgage-backed securities	$6,304	3.90%	$—	—%	$—	—%	$—	—%	$6,304	3.90%
Other	6,042	1.89	195	1.72	4,468	1.87	1,379	1.98	—	—
Total held-to-maturity debt securities at amortized cost	$12,346	2.92%	$195	1.72%	$4,468	1.87%	$1,379	1.98%	$6,304	3.90%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on amortized cost and predominantly represent contractual coupon rates.

The following table shows the fair value of held-to-maturity debt securities by contractual maturity.

		Remaining contractual maturity
			After one year	After five years
	Total	Within one year	through five years	through ten years	After ten years
(in millions)	amount	Amount	Amount	Amount	Amount
December 31, 2014
Held-to-maturity securities:
Fair value:
Securities of U.S. Treasury and federal agencies	$41,548	$—	$—	$41,548	$—
Securities of U.S. states and political subdivisions	1,989	—	—	9	1,980
Federal agency mortgage-backed securities	5,641	—	—	—	5,641
Collateralized loan and other debt obligations	1,391	—	—	—	1,391
Other	5,790	193	4,239	1,358	—
Total held-to-maturity debt securities at fair value	$56,359	$193	$4,239	$42,915	$9,012
December 31, 2013
Held-to-maturity securities:
Fair Value:
Federal agency mortgage-backed securities	$6,205	$—	$—	$—	$6,205
Other	6,042	195	4,468	1,379	—
Total held-to-maturity debt securities at fair value	$12,247	$195	$4,468	$1,379	$6,205

Realized Gains and Losses
The following table shows the gross realized gains and losses on sales and OTTI write-downs related to the available-for-sale securities portfolio, which includes marketable equity securities, as well as net realized gains and losses on nonmarketable equity investments (see Note 7 (Premises, Equipment, Lease Commitments and Other Assets)).

	Year ended December 31,
(in millions)	2014	2013	2012
Gross realized gains	$1,560	492	600
Gross realized losses	(14)	(24)	(73)
OTTI write-downs	(52)	(183)	(256)
Net realized gains from available-for-sale securities	1,494	285	271
Net realized gains from nonmarketable equity investments	1,479	1,158	1,086
Net realized gains from debt securities and equity investments	$2,973	1,443	1,357

Other-Than-Temporary Impairment
The following table shows the detail of total OTTI write-downs included in earnings for available-for-sale debt securities, marketable equity securities and nonmarketable equity investments. There were no OTTI write-downs on held-to-maturity securities during the years ended December 31, 2014 and 2013. There were no held-to-maturity securities in our investment securities portfolio for the year ended December 31, 2012.

	Year ended December 31,
(in millions)	2014	2013	2012
OTTI write-downs included in earnings
Debt securities:
Securities of U.S. states and political subdivisions	$11	2	16
Mortgage-backed securities:
Federal agencies	—	1	—
Residential	26	72	84
Commercial	9	53	86
Corporate debt securities	1	4	11
Collateralized loan and other debt obligations	2	—	1
Other debt securities	—	26	42
Total debt securities	49	158	240
Equity securities:
Marketable equity securities:
Perpetual preferred securities	—	—	12
Other marketable equity securities	3	25	4
Total marketable equity securities	3	25	16
Total investment securities	52	183	256
Nonmarketable equity investments	270	161	160
Total OTTI write-downs included in earnings	$322	344	416

Other-Than-Temporarily Impaired Debt Securities
The following table shows the detail of OTTI write-downs on available-for-sale debt securities included in earnings and the related changes in OCI for the same securities.

	Year ended December 31,
(in millions)	2014	2013	2012
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$40	107	237
Intent-to-sell OTTI	9	51	3
Total recorded as part of gross realized losses	49	158	240
Changes to OCI for losses (reversal of losses) in non-credit-related OTTI (1):
Securities of U.S. states and political subdivisions	—	(2)	1
Residential mortgage-backed securities	(10)	(27)	(178)
Commercial mortgage-backed securities	(21)	(90)	(88)
Corporate debt securities	—	—	1
Collateralized loan and other debt obligations	—	(1)	(1)
Other debt securities	—	1	28
Total changes to OCI for non-credit-related OTTI	(31)	(119)	(237)
Total OTTI losses recorded on debt securities	$18	39	3

(1)
Represents amounts recorded to OCI for impairment, due to factors other than credit, on debt securities that have also had credit-related OTTI write-downs during the period. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of securities due to non-credit factors.

The following table presents a rollforward of the OTTI credit loss that has been recognized in earnings as a write-down of available-for-sale debt securities we still own (referred to as "credit-impaired" debt securities) and do not intend to sell. Recognized credit loss represents the difference between the present value of expected future cash flows discounted using the security’s current effective interest rate and the amortized cost basis of the security prior to considering credit loss.

	Year ended December 31,
(in millions)	2014	2013	2012
Credit loss recognized, beginning of year	$1,171	1,289	1,272
Additions:
For securities with initial credit impairments	5	21	55
For securities with previous credit impairments	35	86	182
Total additions	40	107	237
Reductions:
For securities sold, matured, or intended/required to be sold	(169)	(194)	(194)
For recoveries of previous credit impairments (1)	(17)	(31)	(26)
Total reductions	(186)	(225)	(220)
Credit loss recognized, end of year	$1,025	1,171	1,289

(1)
Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.